Intangible Assets (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Year ended December 31, 2023
	Computer software	Intellectual property rights (Note 1)	Total
January 1
Cost	$2,403,406	$-	$2,403,406
Accumulated amortization	(2,347,064)	-	(2,347,064)
	$56,342	$-	$56,342

At January 1	$56,342	$-	$56,342
Additions－acquired separately	538,446	6,000,000	6,538,446
Amortization expenses	(176,031)	(550,000)	(726,031)
Net exchange differences	755	-	755
At December 31	$419,512	$5,450,000	$5,869,512

December 31
Cost	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(136,050)	(550,000)	(686,050)
	$419,512	$5,450,000	$5,869,512
Year ended December 31, 2022
Computer software
January 1
Cost	$18,144,910
Accumulated amortization	(14,725,441)
$3,419,469

At January 1	$3,419,469
Additions－acquired separately	73,093
Amortization expenses	(1,687,618)
Disposals (Note 2)	(1,645,166)
Net exchange differences	(103,436)
At December 31	$56,342

December 31
Cost	$2,403,406
Accumulated amortization	(2,347,064)
$56,342

Note 1:	On January 10, 2023 (the “Agreement Date”), the Group entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.

The Group acquired all and/or any intellectual property rights, including but not limited to patents and trademarks, owned, used or held for use by and/or on behalf of SeeQuestor, including without limitations, such rights as relate to SeeQuestor’s products.

The purchase price for the intellectual property rights consists of fixed consideration amounting to $6,000,000 and contingent payment through issuance of the Company’s shares of an amount equal to $3,000,000 which is conditional to certain financial performance through intellectual property rights from Agreement Date up to and including December 31, 2023. The contingent payment through issuance of the Company’s shares is a share-based payment and recognized in ‘capital surplus’. As the contingency was not met, no share payment would be made.

The Group has made payments of $600,000 and $2,400,000 on Agreement Date and Effective Time, respectively, and payment of a further $3,000,000 has not been paid as of December 31, 2023. See Note 41 for more details.

Note 2:	Information relating to purchase of treasury shares by transferring intangible assets, as part of considerations, with Koh Sih-Ping, the former Director and CEO of the Company, is provided in Note 38.

Schedule of Amortization on Intangible Assets
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Selling and marketing expenses	$5,131	$425,720	$574,913
General and administrative expenses	152,925	22,914	23,144
Research and development expenses	567,975	1,238,984	1,762,952
	$726,031	$1,687,618	$2,361,009